Cash and cash equivalents	12 Months Ended
Dec. 31, 2021
Cash and cash equivalents.
Cash and cash equivalents

20.   Cash and cash equivalents

	2021	2020
Current accounts	142,787	84,538
Bank deposits	15	19
Total	142,802	84,557

Currency	2021	2020
United States Dollars	108,884	72,412
Euro	33,297	11,404
Russian Ruble	621	741
Total	142,802	84,557

Impairment on cash and cash equivalents has been measured on a 12-month expected loss basis and reflects the short maturities of the exposures. The Group considers that its cash and cash equivalents have low credit risk based on the external credit ratings of the counterparties. Therefore, no impairment allowance was recognized as at December 31, 2021 and 2020.